Consolidated Statements of Changes in Equity - USD ($)	Share Capital	Contributed Surplus	Accumulated Other Comprehensive Loss	Deficit	Total
Balance at Dec. 31, 2015	$ 161,505,037	$ 20,569,110	$ (8,790,011)	$ (115,288,713)	$ 57,995,423
Issue of share capital pursuant to a private placement	7,090,200				7,090,200
Share issue costs	(35,540)				(35,540)
Issue of share capital on exercise of options	152,976	(77,784)			75,192
Share-based payments		1,810,111			1,810,111
Transactions with owners during the year	7,207,636	1,732,327			8,939,963
Loss for the year				(86,494,893)	(86,494,893)
Other comprehensive loss for the year			4,096,971		4,096,971
Balance at Dec. 31, 2016	168,712,673	22,301,437	(4,693,040)	(201,783,606)	(15,462,536)
Issue of share capital on exercise of options	1,964,086	(1,729,134)			234,952
Issue of share capital on exercise of warrants	1,127,057				1,127,057
Share-based payments		2,484,543			2,484,543
Transactions with owners during the year	3,091,143	755,409			3,846,552
Loss for the year				(22,908,721)	(22,908,721)
Other comprehensive loss for the year			(1,950,396)		(1,950,396)
Balance at Dec. 31, 2017	171,803,816	23,056,846	(6,643,436)	(224,692,327)	(36,475,101)
Issue of share capital on exercise of options	88,917	(88,917)
Issue of share capital on exercise of warrants	113,985,426				113,985,426
Issue of share capital on conversion of notes	18,582,374				18,582,374
Share-based payments		3,292,877			3,292,877
Transactions with owners during the year	132,656,717	3,203,960			135,860,677
Loss for the year				(108,042,868)	(108,042,868)
Other comprehensive loss for the year			(1,009,592)		(1,009,592)
Balance at Dec. 31, 2018	$ 304,460,533	$ 26,260,806	$ (7,653,028)	$ (332,735,195)	$ (9,666,884)